Goodwill and Other Intangible Assets Estimated Future Intangible Asset Amortization (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Schedule Of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2012	$ 605,200
2013	605,200
2014	605,200
2015	605,200
2016	605,200
Thereafter	12,060,000
Finite-Lived Intangible Assets, Future Amortization Expense	$ 15,086,000